UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

411 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jennifer R. Kloehn, Senior Vice President and Treasurer
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2019

Date of Reporting Period: 06/30/2018

Item 1. Schedule of Investments.

NICHOLAS FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF JUNE 30, 2018

SHARES OR
PRINCIPAL
AMOUNT		VALUE
-------------		--------------
COMMON STOCKS -- 95.49%
	Consumer Discretionary - Durables &
	Apparel -- 1.32%
165,000	Mohawk Industries, Inc.	$ 35,354,550
		--------------

	Consumer Discretionary - Media -- 1.31%
624,000	CBS Corporation - Class B	35,081,280
		--------------

	Consumer Discretionary - Retailing --
	11.06%
34,450	Amazon.com, Inc.	58,558,110
270,000	Home Depot, Inc. (The)	52,677,000
1,667,782	LKQ Corporation	53,202,246
179,976	O'Reilly Automotive, Inc.	49,236,034
480,000	TJX Companies, Inc. (The)	45,686,400
160,000	Ulta Beauty, Inc.	37,353,600
		--------------
		296,713,390
		--------------

	Consumer Discretionary - Services -- 2.62%
250,000	McDonald's Corporation	39,172,500
635,000	Starbucks Corporation	31,019,750
		--------------
		70,192,250
		--------------

	Consumer Staples - Food & Staples
	Retailing -- 1.40%
625,000	Walgreens Boots Alliance, Inc.	37,509,375
		--------------

	Consumer Staples - Food, Beverage &
	Tobacco -- 3.58%
700,000	Mondelez International, Inc. - Class A	28,700,000
285,000	PepsiCo, Inc.	31,027,950
450,000	Philip Morris International Inc.	36,333,000
		--------------
		96,060,950
		--------------

	Consumer Staples - Household & Personal
	Products -- 1.03%
205,000	Clorox Company (The)	27,726,250
		--------------

	Energy -- 1.75%
1,700,000	Enterprise Products Partners L.P.	47,039,000
		--------------

	Financials - Banks -- 1.18%
350,000	East West Bancorp, Inc.	22,820,000
445,000	KeyCorp	8,695,300
		--------------
		31,515,300
		--------------

	Financials - Diversified -- 4.70%
304,505	Affiliated Managers Group, Inc.	45,270,758
1,580,000	Charles Schwab Corporation (The)	80,738,000
		--------------
		126,008,758
		--------------

	Financials - Insurance -- 3.45%

415,000	Aon plc	56,925,550
280,000	Chubb Limited	35,565,600
		--------------
		92,491,150
		--------------

	Health Care - Equipment & Services -- 5.58%
120,000	Becton, Dickinson and Company	28,747,200
925,000	Boston Scientific Corporation	30,247,500
300,100	Laboratory Corporation of America Holdings	53,876,953
430,000	Medtronic Public Limited Company	36,812,300
		--------------
		149,683,953
		--------------

	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 10.42%
145,000	Amgen Inc.	26,765,550
89,500	Biogen Inc.	25,976,480
365,000	Celgene Corporation	28,988,300
400,000	Gilead Sciences, Inc.	28,336,000
230,000	Johnson & Johnson	27,908,200
315,887	Merck & Co., Inc.	19,174,341
1,000,000	Pfizer Inc.	36,280,000
415,688	Thermo Fisher Scientific Inc.	86,105,612
		--------------
		279,534,483
		--------------

	Industrials - Capital Goods -- 8.04%
940,000	Fastenal Company	45,242,200
650,000	Fortive Corporation	50,121,500
215,000	Honeywell International Inc.	30,970,750
140,000	Rockwell Automation, Inc.	23,272,200
411,100	Snap-on Incorporated	66,071,992
		--------------
		215,678,642
		--------------

	Industrials - Commercial & Professional
	Services -- 5.60%
415,000	Cintas Corporation	76,804,050
1,086,000	Copart, Inc.	61,424,160
95,000	Equifax Inc.	11,885,450
		--------------
		150,113,660
		--------------

	Information Technology - Hardware &
	Equipment -- 6.16%
440,000	Apple Inc.	81,448,400
1,945,000	Cisco Systems, Inc.	83,693,350
		--------------
		165,141,750
		--------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 3.21%
1,150,000	Intel Corporation	57,166,500
300,000	Skyworks Solutions, Inc.	28,995,000
		--------------
		86,161,500
		--------------

	Information Technology - Software &
	Services -- 18.34%
60,500	Alphabet Inc. - Class A	67,496,825
125,000	Black Knight, Inc.	6,693,750
240,000	Facebook, Inc. - Class A	46,636,800
210,000	Gartner, Inc. *	27,909,000
195,000	International Business Machines Corporation	27,241,500
435,000	Mastercard Incorporated - Class A	85,486,200
900,000	Microsoft Corporation	88,749,000
220,000	salesforce.com, inc.	30,008,000
150,000	ServiceNow, Inc.	25,870,500
450,000	Visa Inc. - Class A	59,602,500
215,000	Workday, Inc.	26,040,800
		--------------
		491,734,875
		--------------

	Materials -- 2.45%
330,000	Albemarle Corporation	31,128,900
975,802	Ball Corporation	34,689,762
		--------------
		65,818,662
		--------------

	Real Estate - 2.29%
1,285,000	CBRE Group, Inc.	61,345,900
		--------------

	TOTAL COMMON STOCKS	2,560,905,678
	(cost $1,588,572,639)	--------------

SHORT-TERM INVESTMENTS -- 4.18%
	U.S. Government Securities - 2.98%
$20,000,000	U.S. Treasury Bill 07/05/2018, 1.715%	19,997,182
20,000,000	U.S. Treasury Bill 07/12/2018, 1.746%	19,990,435
20,000,000	U.S. Treasury Bill 07/19/2018, 1.675%	19,984,410
20,000,000	U.S. Treasury Bill 07/26/2018, 1.703%	19,977,631
		--------------
		79,949,658
		--------------

	Money Market Funds - 1.20%
22,512,872	Invesco Treasury Portfolio Short-Term
	Investments Trust (Institutional Class),
	7-day net yield 1.77%	22,512,872

9,596,948	Morgan Stanley Liquidity Funds Government
	Portfolio (Institutional Class),
	7-day net yield 1.81%	9,596,948
		--------------
		32,109,820
		--------------

	TOTAL SHORT-TERM INVESTMENTS	112,059,478
	(cost $112,059,478)	--------------

	TOTAL INVESTMENTS
	(cost $1,700,632,117) - 99.67%	2,672,965,156
		--------------

	OTHER ASSETS, NET OF LIABILITIES - 0.33%	8,902,314
		--------------
	TOTAL NET ASSETS
(basis of percentages disclosed
	above) - 100%	$2,681,867,470
		--------------
		--------------

% of net assets.

As of June 30, 2018, investment cost for federal tax purposes was $1,693,839,471 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,007,759,230
Unrealized depreciation	(28,633,545)
--------------
Net unrealized appreciation	$ 979,125,685
--------------
--------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

      Level 1 - quoted prices in active markets for identical investments

    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
----------------	-------------
Level 1 -
Common Stocks(1)	$2,560,905,678
Money Market Fund	32,109,820
Level 2 -
U.S. Government Securities	79,949,658
Level 3 -
None	--
--------------
Total	$2,672,965,156
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer

Date: 08/29/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas
Name: David O. Nicholas
Title: Principal Executive Officer
Date: 08/29/2018

By: /s/ Jennifer R. Kloehn
Name: Jennifer R. Kloehn
Title: Principal Financial Officer
Date: 08/29/2018